Consolidated Statements of Partners' Capital - USD ($) $ in Thousands		Total		General Partner Capital	Preferred Partner Class B Units	Limited Partner Capital	Limited Partner Capital Common Units	Limited Partner Capital Sponsor Subordinated Units	Total Partner Capital	Noncontrolling Interest
Partners' Capital, beginning balance at Dec. 31, 2013		$ 182,695			$ 9,543	$ 138,172	$ 88,079	$ 50,093	$ 147,715	$ 34,980
Increase (Decrease) in Partners' Capital
Issuance of common units to directors and employees		458				458	458		458
Unit-based compensation expense		1,109				1,109	1,109		1,109
Management Fees paid by sponsor on behalf of the Partnership	[1]	492								492
Issuance of common units, net		170,693				170,693	170,693		170,693
Acquisition of business		(224,250)				(190,051)	(111,794)	(78,257)	(190,051)	(34,199)
Redemption of common units		(19)				(19)	(19)		(19)
Conversion into common units		0			(9,543)	9,543	9,543
Distributions, including distribution equivalent rights	[1]	(77,421)		$ (863)		(76,558)	(46,073)	(30,485)	(77,421)
Non-cash contributions by sponsor	[2],[3]	1,600	[1]							1,600
Net income (loss)	[1],[2],[3]	133,941		863		133,078	78,601	54,477	133,941	0
Partners' Capital, ending balance at Dec. 31, 2014		189,298		0	$ 0	186,425	190,597	(4,172)	186,425	2,873
Increase (Decrease) in Partners' Capital
Issuance of common units to directors and employees		200				200	200		200
Unit-based compensation expense		2,710				2,710	2,710		2,710
Conversion into common units	[2]	0					(21,393)	21,393
Allocation of recast net income (loss) for subordinated units capital	[3]	0					5,501	(5,501)
Distributions, including distribution equivalent rights		(70,317)		(2,622)		(67,695)	(42,802)	(24,893)	(70,317)
Non-cash contributions by sponsor	[2]	2,787	[3]							2,787
Net income (loss)	[2],[3]	27,722		2,622		25,100	11,927	13,173	27,722	0
Partners' Capital, ending balance at Dec. 31, 2015		152,400	[2],[3]	0		146,740	146,740	0	146,740	5,660
Increase (Decrease) in Partners' Capital
Issuance of common units to directors and employees		453				453	453		453
Unit-based compensation expense		2,146				2,146	2,146		2,146
Issuance of common units, net		189,037				189,037	189,037		189,037
Acquisition of business		(80,000)				45,571	45,571		45,571	(125,571)
Forfeiture of distribution equivalent rights		88				88	88		88
Non-cash contributions by sponsor		1,652	[3]							1,652
Conversion of advances to Hi-Crush Proppants LLC		120,950								120,950
Net income (loss)	[3]	(84,519)		0		(84,519)	(84,519)	0	(84,519)	0
Partners' Capital, ending balance at Dec. 31, 2016		$ 302,207	[3]	$ 0		$ 299,516	$ 299,516	$ 0	$ 299,516	$ 2,691

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.